General Information / Summary of Significant Accounting Policies - Net Income per Ordinary Share (Detail) - EUR (€) € / shares in Units, € in Millions, shares in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Net income		€ 2,118.5	€ 1,471.9	€ 1,387.2
Weighted average number of shares outstanding		429.8	425.6	430.6
Basic net income per ordinary share (in EUR per share)		€ 4.93	€ 3.46	€ 3.22
Plus shares applicable to
Options and conditional shares		1.8	2.1	2.0
Dilutive potential ordinary shares		1.8	2.1	2.0
Diluted weighted average number of shares 1	[1],[2]	431.6	427.7	432.6
Diluted net income per ordinary share (in EUR per share)	[1],[2]	€ 4.91	€ 3.44	€ 3.21

[1]	1.The calculation of diluted net income per ordinary share assumes the exercise of options issued under our stock option plans and the issuance of shares under our share plans for periods in which exercises or issuances would have a dilutive effect. The calculation of diluted net income per ordinary share does not assume exercise of options when exercise would be anti-dilutive.
[2]	The calculation of diluted net income per ordinary share assumes the exercise of options issued under our stock option plans and the issuance of shares under our share plans for periods in which exercises or issuances would have a dilutive effect. The calculation of diluted net income per ordinary share does not assume exercise of options when exercise would be anti-dilutive.